UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-01485

Exact name of registrant as specified in charter:	Delaware Group Equity Funds III

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2009

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware American Services Fund

March 31, 2009
	Number of
	Shares	Value
Common Stock – 94.11%
Basic Industry/Capital Goods – 7.90%
Dynamic Materials	145,100	$1,329,116
*†Fuel Tech	185,800	1,943,468
ITT	77,300	2,973,731
Praxair	52,400	3,525,996
†Tetra Tech	94,400	1,923,872
		11,696,183
Business Services – 7.90%
Dun & Bradstreet	34,900	2,687,300
*†F5 Networks	134,500	2,817,775
†Geo Group	175,800	2,329,350
=#Muni Funding of America 144A	400,000	504,000
*†Yahoo	261,300	3,347,253
		11,685,678
Consumer Durables – 1.52%
*†LKQ	157,600	2,248,952
		2,248,952
Consumer Non-Durables – 20.35%
Best Buy	46,400	1,761,344
†Dollar Tree	90,600	4,036,230
Flowers Foods	276,100	6,482,828
†GameStop Class A	67,600	1,894,152
*†Hibbett Sports	139,771	2,686,399
*†J Crew Group	8,500	112,030
*†Kohl's	48,700	2,060,984
†lululemon athletica	117,700	1,019,282
*†Urban Outfitters	197,900	3,239,623
Walgreen	160,200	4,158,792
Wal-Mart Stores	50,800	2,646,680
		30,098,344
Consumer Services – 7.65%
*†Amazon.com	40,500	2,974,320
=†BJ's Restaurants Restricted PIPE	148,850	1,961,181
*Burger King	111,800	2,565,810
*†Chipotle Mexican Grill Class A	12,400	823,112
†First Cash Financial Services	111,000	1,656,120
*†Wynn Resorts	66,600	1,330,002
		11,310,545
Energy – 7.49%
*Core Laboratories	38,384	2,808,173
*Diamond Offshore Drilling	32,800	2,061,808
*†First Solar	12,400	1,645,480
*†National Oilwell Varco	70,800	2,032,668
†Willbros Group	261,300	2,534,610
		11,082,739
Financials – 6.75%
CME Group	6,000	1,478,340
†Investment Technology Group	88,000	2,245,760
JPMorgan Chase	25,600	680,448
†Knight Capital Group Class A	118,400	1,745,216
Northern Trust	25,900	1,549,338
†ProAssurance	31,200	1,454,544
Wells Fargo	58,300	830,192
		9,983,838
Health Care – 20.58%
†Biogen Idec	136,400	7,150,088
†Celera	130,800	998,004
*Healthcare Services Group	176,300	2,639,211
*Perrigo	107,700	2,674,191
Quest Diagnostics	42,900	2,036,892
†Schein (Henry)	72,800	2,912,728
Stryker	88,400	3,009,136
UnitedHealth Group	188,300	3,941,119
†Waters	23,000	849,850
†WellPoint	111,400	4,229,858
		30,441,077
Technology – 8.55%
†American Tower Class A	92,500	2,814,775
†Apple	36,800	3,868,416
†Cogent	183,200	2,180,080
*†Nuance Communications	200,000	2,172,000
†Sybase	53,200	1,611,428
		12,646,699
Transportation – 5.42%
*Hunt (J.B.) Transport Services	127,200	3,066,792
Knight Transportation	326,400	4,948,224
		8,015,016
Total Common Stock (cost $162,647,956)		139,209,071

	Principal
	Amount
Repurchase Agreement** – 7.63%
BNP Paribas 0.08%, dated 3/31/09, to be
repurchased on 4/1/09, repurchase price $11,280,025
(collateralized by U.S. Government obligations,
6/11/09-2/11/10; with market value $11,511,557)	$11,280,000	11,280,000
Total Repurchase Agreement (cost $11,280,000)		11,280,000

Total Value of Securities Before Securities Lending Collateral – 101.74%
(cost $173,927,956)		150,489,071

	Number of
	Shares
Security Lending Collateral*** – 14.34%
Investment Companies
Mellon GSL DBT II Collateral Fund	21,939,154	21,219,828
†Mellon GSL DBT II Liquidation Trust	580,728	58
Total Security Lending Collateral (cost $22,519,882)		21,219,886

Total Value of Securities – 116.08%
(cost $196,447,838)		171,708,957 ©
Obligation to Return Securities Lending Collateral*** – (15.22%)		(22,519,882)
Liabilities Net of Receivables and Other Assets (See Notes) – (0.86%)		(1,267,121)
Net Assets Applicable to 15,976,202 Shares Outstanding – 100.00%		$147,921,954

†Non income producing security.
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2009, the aggregate amount of fair valued securities was $2,465,181, which represented 1.67% of the Fund’s net assets. See Note 1 in "Notes."
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2009, the aggregate amount of Rule 144A securities was $504,000, which represented 0.34% of the Fund's net assets. See Note 4 in "Notes."
*Fully or partially on loan.
**See Note 1 in “Notes.”
***See Note 3 in “Notes.”
©Includes $21,255,409 of securities loaned.

PIPE – Private Investment in Public Equity

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group® Equity Funds III - Delaware American Services Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Investment companies are valued at unit value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At March 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$198,174,872
Aggregate unrealized appreciation	$8,812,599
Aggregate unrealized depreciation	(35,278,514)
Net unrealized depreciation	$(26,465,915)

The Funds applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of March 31, 2009:

Securities
Level 1	$148,023,890
Level 2	21,219,828
Level 3	2,465,239
Total	$171,708,957

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 6/30/08	$-
Net change in unrealized appreciation/depreciation	(3,729,939)
Net purchases, sales and settlements	1,614,450
Net transfers in/and or out of Level 3	4,580,728
Balance as of 3/31/09	$2,465,239

Net change in unrealized
depreciation from
investments still held as of 3/31/09	$(3,729,939)

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of the securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust's net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. During the fiscal period ended March 31, 2009, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL DBT Liquidation Trust. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At March 31, 2009, the value of securities on loan was $21,255,409, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Fund concentrates its investments in U.S. service and service-related companies across the economic spectrum. The Fund may be more susceptible to a single economic, political or regulatory occurrence affecting companies in these industries than other mutual funds not concentrating their investments in these industries.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of March 31, 2009, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the schedule of investments.

Schedule of Investments (Unaudited)

Delaware Small Cap Growth Fund

March 31, 2009

	Number of
	Shares	Value
Common Stock – 95.14%²
Basic Industry/Capital Goods – 9.39%
Bucyrus International	8,400	$127,512
Dynamic Materials	8,100	74,196
†Exponent	3,200	81,056
†Hexcel	15,500	101,835
Lincoln Electric Holdings	2,300	72,887
†Middleby	4,700	152,421
†Tetra Tech	4,300	87,634
Titan International	14,525	73,061
		770,602
Business Services – 8.13%
†Aecom Technology	2,400	62,592
†Clean Harbors	1,834	88,031
*†Emergency Medical Services Class A	4,100	128,699
†FTI Consulting	2,200	108,856
Healthcare Services Group	10,100	151,197
Watson Wyatt Worldwide Class A	2,600	128,362
		667,737
Consumer Durables – 1.57%
†LKQ	9,000	128,430
		128,430
Consumer Non-Durables – 6.84%
†Aeropostale	4,800	127,488
*†J Crew Group	400	5,272
†Lululemon Athletica	6,800	58,888
Penske Auto Group	4,300	40,119
PETsMART	3,600	75,456
*†Titan Machinery	5,900	53,041
*†Tractor Supply	3,500	126,210
†Ulta Salon Cosmetics & Fragrance	11,300	74,806
		561,280
Consumer Services – 5.99%
*†BJ's Restaurants	5,800	80,678
†=BJ's Restaurants Restricted PIPE	3,250	42,821
*†Cardtronics	23,740	42,020
*†Chipotle Mexican Grill Class A	700	46,466
†First Cash Financial Services	6,900	102,947
Royal Caribbean Cruises	2,300	18,423
†Texas Roadhouse Class A	9,500	90,535
*†Wynn Resorts	3,400	67,898
		491,788
Energy – 4.00%
*Carbo Ceramics	4,300	122,292
*†Goodrich Petroleum	5,000	96,800
†ION Geophysical	16,043	25,027
†Willbros Group	8,700	84,390
		328,509
Financials – 4.01%
†Amerisafe	6,600	101,112
†Knight Capital Group Class A	6,900	101,706
†ProAssurance	2,700	125,874
		328,692
Health Care – 29.38%
†@Abraxis BioScience	5,525	263,432
*†Acadia Pharmaceuticals	25,400	24,130
†Acorda Therapeutics	1,600	31,696
†Affymetrix	35,400	115,758
†Align Technology	12,100	95,953
†Amylin Pharmaceuticals	3,600	42,300

†Arthrocare	5,000	24,500
†BioMarin Pharmaceuticals	1,700	20,995
†Caraco Pharmaceutical Laboratories	2,900	10,208
*†Cardiome Pharma	9,800	28,714
†Celera	14,900	113,687
†Charles River Laboratories International	8,600	234,006
†Conmed	5,800	83,578
*†Cougar Biotechnology	3,100	99,820
†Cypress Bioscience	5,200	36,972
†Medarex	63,500	325,756
Perrigo	6,200	153,946
†Regeneron Pharmaceuticals	2,400	33,264
†Sepracor	18,800	275,608
†Sucampo Pharmaceuticals Class A	39,400	241,522
†Syneron Medical	10,200	60,486
*†Wright Medical Group	7,300	95,119
		2,411,450
Technology – 22.18%
†ANSYS	3,702	92,920
†Ariba	16,500	144,045
†Atheros Communications	6,700	98,222
†BigBand Networks	449	2,941
†Cavium Networks	8,100	93,474
†Cogent	10,600	126,140
*†F5 Networks	10,200	213,690
†Informatica	4,100	54,366
Intersil Class A	3,600	41,400
Henry (Jack) & Associates	6,900	112,608
†Lam Research	2,300	52,371
†Microsemi	11,900	138,040
*†Nuance Communications	14,100	153,126
†Perot Systems Class A	7,500	96,600
†Sybase	8,000	242,320
*†Synaptics	900	24,084
†TriQuint Semiconductor	34,100	84,227
†Varian Semiconductor Equipment Associates	2,300	49,818
		1,820,392
Transportation – 3.65%
†Genesee & Wyoming Class A	5,200	110,500
Knight Transportation	8,900	134,924
†Marten Transport	2,900	54,173
		299,597
Total Common Stock (cost $10,435,642)		7,808,477

	Principal
	Amount
Repurchase Agreement** – 7.35%
BNP Paribas 0.08%, dated 3/31/09, to be
repurchased on 4/1/09, repurchase price $603,001
(collateralized by U.S. Government obligations,
6/11/09-2/11/10; market value $615,378)	$603,000	603,000
Total Repurchase Agreement (cost $603,000)		603,000

Total Value of Securities Before Securities Lending Collateral – 102.49%
(cost $11,038,642)		8,411,477

	Number of
	Shares
Securities Lending Collateral*** – 11.96%
Investment Companies
Mellon GSL DBT II Collateral Fund	1,015,103	982,017
†Mellon GSL DBT II Liquidation Trust	12,778	1
Total Securities Lending Collateral (cost $1,027,881)		982,018

Total Value of Securities – 114.45%
(cost $12,066,523)		9,393,495 ©
Obligation to Return Securities Lending Collateral*** – (12.52%)		(1,027,881)
Liabilities Net of Receivables and Other Assets (See Notes) – (1.93%)		(158,117)
Net Assets Applicable to 1,597,563 Shares Outstanding – 100.00%		$8,207,497

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†Non income producing security.
*Fully or partially on loan.
@Illiquid security. At March 31, 2009, the aggregate amount of illiquid securities was $263,432, which represented 3.21% of the Fund's net assets. See Note 4 in "Notes."
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2009, the aggregate amount of fair valued securities was $42,821, which represented 0.52% of the Fund’s net assets. See Note 1 in "Notes."
**See Note 1 in “Notes.”
***See Note 3 in “Notes.”
©Includes $967,309 of securities loaned.

PIPE – Private Investment in Public Equity

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Equity Funds III – Delaware Small Cap Growth Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gains on investments, if any, annually.

2. Investments
At March 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$12,310,923
Aggregate unrealized appreciation	430,053
Aggregate unrealized depreciation	(3,347,481)
Net unrealized depreciation	$(2,917,428)

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets
Level 2 - inputs are observable, directly or indirectly
Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund's investments by the FAS 157 fair value hierarchy levels as of March 31, 2009:

Securities
Level 1	$8,368,656
Level 2	982,017
Level 3	42,822
Total	$9,393,495

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 6/30/08	$-
Net change in unrealized
appreciation/depreciation	(5,206)
Net purchases, sales, and settlements	35,250
Net transfers in and/or out of Level 3	12,778
Balance as of 3/31/09	$42,822

Net change in unrealized
appreciation/depreciation from
investments still held as of 3/31/09	$(5,206)

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group (S&P) or Moody’s Investors Service, Inc. (Moody’s) or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust's net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. Prior to the fiscal period ended March 31, 2009, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL DBT Liquidation Trust. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At March 31, 2009, the value of securities on loan was $967,309, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the schedule of investments under the caption "Securities Lending Collateral".

4. Credit and Market Risk
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of March 31, 2009, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

Schedule of Investments (Unaudited)

Delaware Trend® Fund

March 31, 2009

	Number of
	Shares	Value
Common Stock – 97.37%²
Basic Industry/Capital Goods – 11.27%
*Bucyrus International Class A	251,900	$3,823,842
†Cogent	325,900	3,878,210
†Colfax	63,900	438,993
Dynamic Materials	242,400	2,220,384
†Hexcel	408,300	2,682,531
*†Itron	79,400	3,759,590
†Mettler-Toledo International	50,700	2,602,431
†Middleby	144,900	4,699,107
†Tetra Tech	132,100	2,692,198
*Titan International	420,800	2,116,624
		28,913,910
Business Services – 9.23%
†Clean Harbors	59,100	2,836,800
†Emergency Medical Services Class A	132,100	4,146,619
*†FTI Consulting	65,300	3,231,044
†Geo Group	346,100	4,585,825
†Net 1 UEPS Technologies	284,000	4,319,640
†Solera Holdings	184,300	4,566,954
		23,686,882
Consumer Durables – 1.56%
*†LKQ	280,500	4,002,735
		4,002,735
Consumer Non-Durables – 6.42%
*†Aeropostale	141,000	3,744,960
*†J. Crew Group	15,200	200,336
†Lululemon Athletica	159,900	1,384,734
Penske Auto Group	134,500	1,254,885
PETsMART	109,700	2,299,312
†Titan Machinery	186,000	1,672,140
*†Tractor Supply	101,400	3,656,484
†Ulta Salon Cosmetics & Fragrance	343,100	2,271,322
		16,484,173
Consumer Services – 6.30%
†BJ's Restaurants	183,600	2,553,876
=†BJ'S Restaurants Restricted	94,900	1,250,360
†Cardtronics	793,600	1,404,672
*†Chipotle Mexican Grill Class A	21,400	1,420,532
†First Cash Financial Services	213,800	3,189,896
†RHI Entertainment	411,300	625,176
Royal Caribbean Cruises	72,900	583,929
†Texas Roadhouse Class A	299,600	2,855,188
*†Wynn Resorts	114,800	2,292,556
		16,176,185
Energy – 4.63%
*Carbo Ceramics	133,800	3,805,272
*Core Laboratories	61,092	4,469,491
*†Goodrich Petroleum	149,000	2,884,640
*†ION Geophysical	457,400	713,544
		11,872,947
Financials – 4.29%
Hanover Insurance Group	86,000	2,478,520
†Investment Technology Group	150,400	3,838,208
Lazard Class A	64,400	1,893,360
†ProAssurance	59,900	2,792,538
		11,002,626
Health Care – 28.21%
@†Abraxis BioScience	172,624	8,230,712
†Acadia Pharmaceuticals	778,764	739,826
†Acorda Therapeutics	50,000	990,500
†Affymetrix	1,264,100	4,133,607
†Align Technology	363,500	2,882,555
†Amylin Pharmaceuticals	113,700	1,335,975

†ArthroCare	158,300	775,670
*†BioMarin Pharmaceutical	54,400	671,840
†Caraco Pharmaceutical Laboratories	85,400	300,608
*†Cardiome Pharma	313,400	918,262
†Celera	237,000	1,808,310
†Cepheid	138,900	958,410
*†Charles River Laboratories International	272,600	7,417,446
*†Cougar Biotechnology	97,100	3,126,620
†Cypress Bioscience	162,500	1,155,375
*Healthcare Services Group	283,800	4,248,486
†Medarex	1,959,000	10,049,670
*†OSI Pharmaceuticals	78,300	2,995,758
*Perrigo	193,800	4,812,054
*†Regeneron Pharmaceuticals	74,400	1,031,184
*†Sepracor	577,600	8,467,616
†Syneron Medical	322,500	1,912,425
*†Wright Medical Group	222,400	2,897,872
*†ZymoGenetics	136,100	543,039
		72,403,820
Technology – 20.62%
*†ANSYS	113,264	2,842,926
*†Ariba	500,300	4,367,619
†Atheros Communications	209,900	3,077,134
†BigBand Networks	19,800	129,690
†Cavium Networks	252,200	2,910,388
*†F5 Networks	282,900	5,926,755
†Informatica	125,600	1,665,456
Intersil Class A	109,400	1,258,100
Jack Henry & Associates	189,200	3,087,744
†Lam Research	70,300	1,600,731
†Microsemi	366,500	4,251,400
*†Nuance Communications	428,700	4,655,682
†Perot Systems Class A	230,900	2,973,992
*†salesforce.com	53,400	1,747,782
*†Sybase	244,600	7,408,934
*†Synaptics	33,600	899,136
†TriQuint Semiconductor	1,049,900	2,593,253
†Varian Semiconductor Equipment Associates	70,700	1,531,362
		52,928,084
Transportation – 4.84%
†Genesee & Wyoming Class A	160,300	3,406,375
*Hunt (J.B.) Transport Services	137,600	3,317,536
Knight Transportation	272,700	4,134,132
†Marten Transport	84,000	1,569,120
		12,427,163
Total Common Stock (cost $326,505,084)		249,898,525

	Principal
	Amount
Repurchase Agreement** – 4.73%
BNP Paribas 0.08%, dated 03/31/09, to be
repurchased on 4/1/09, repurchase price $12,130,027
(collateralized by U.S. Government obligations,
6/11/09-2/11/10; with market value $12,379,006)	$12,130,000	12,130,000
Total Repurchase Agreement (cost $12,130,000)		12,130,000

Total Value of Securities Before Securities Lending Collateral – 102.10%
(cost $338,635,084)		262,028,525

Security Lending Collateral*** – 14.65%
Investment Companies
Mellon GSL DBT II Collateral Fund	38,863,861	37,606,868
†Mellon GSL DBT II Liquidation Trust	875,601	88
Total Security Lending Collateral (cost $39,739,462)		37,606,956

Total Value of Securities – 116.75%
(cost $378,374,546)		299,635,481 ©
Obligation to Return Securities Lending Collateral*** – (15.49%)		(39,739,462)
Liabilities Net of Receivables and Other Assets (See Notes) – (1.26%)		(3,242,251)
Net Assets Applicable to 31,292,435 Shares Outstanding – 100.00%		$256,653,768

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
*Fully or partially on loan.
**See Note 1 in “Notes.”
***See Note 3 in “Notes.”
†Non income producing security.
©Includes $37,337,950 of securities loaned.
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2009, the aggregate amount of fair valued securities was $1,250,360, which represented 0.49% of the Fund’s net assets. See Note 1 in "Notes."
@Illiquid security. At March 31, 2009, the aggregate amount of illiquid securities was $8,230,712, which represented 3.21% of the Fund’s net assets. See Note 4 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Equity Funds III – Delaware Trend® Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gains on investments, if any, annually.

2. Investments
At March 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$388,749,296
Aggregate unrealized appreciation	16,753,064
Aggregate unrealized depreciation	(105,866,879)
Net unrealized depreciation	$(89,113,815)

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets
Level 2 - inputs are observable, directly or indirectly
Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund's investments by the FAS 157 fair value hierarchy levels as of March 31, 2009:

Securities
Level 1	$260,778,165
Level 2	37,606,868
Level 3	1,250,448
Total	$299,635,481

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 12/31/2008	$28,895
Net change in unrealized
appreciation/depreciation	192,252
Net purchases, sales, and settlements	1,029,301
Balance as of 3/31/09	$1,250,448

Net change in unrealized
appreciation/depreciation from
investments still held as of 3/31/09	$192,252

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust's net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. During the fiscal period ended March 31, 2009, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL DBT Liquidation Trust. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At March 31, 2009, the value of securities on loan was $37,337,950, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the schedule of investments under the caption "Securities Lending Collateral".

4. Credit and Market Risk
The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- and mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of March 31, 2009, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: